Going Concern (Details) ¥ in Millions	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)	Aug. 01, 2026 JPY (¥)	Aug. 01, 2026 USD ($)	Jul. 31, 2024 USD ($)
Going Concern [Line Items]
Cash flows in operating activities	$ (1,875,706)	$ (1,174,092)
Net loss	(2,260,301)	(1,688,153)
Accumulated deficit	(7,124,071)	(6,417,530)
Shareholders’ deficit	(4,996,765)	(4,792,676)			$ (5,059,242)
Borrowings amount	8,131,670	5,840,312
Bank borrowings	366,116	699,873
Long-term borrowings	2,316,815
Daily operation expense			¥ 500	$ 3,400,000
Net current assets and liabilities	$ 1,029,816	$ 528,773
Minimum [Member]
Going Concern [Line Items]
Fixed interest rate	0.36%
Maximum [Member]
Going Concern [Line Items]
Fixed interest rate	2.00%